Restrictions on cash and due from banks and certain securities - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure - Restrictions on Cash and Due from Banks and Certain Securities - Additional Information [Abstract]
Average Reserve Required With Federal Reserve Bank	$ 2,700	$ 2,300
Restricted Cash And Cash Equivalents	$ 50	$ 39